Reorganization, Share Split, Acquisition of the 17173 Business and Restructuring of 7Road (Share Split and Issuances) (Details) (USD $)	1 Months Ended			1 Months Ended											1 Months Ended
	May 31, 2008 Ordinary Shares [Member]	Mar. 16, 2009 Ordinary Shares [Member]	Dec. 31, 2008 Ordinary Shares [Member]	Dec. 31, 2008 Ordinary Shares [Member] Sohu.com [Member]	Jun. 30, 2008 Ordinary Shares [Member] Sohu.com [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Apr. 07, 2009 Common Class A [Member]	Mar. 16, 2009 Common Class A [Member]	Dec. 31, 2008 Common Class A [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Mar. 16, 2009 Common Class B [Member]	Dec. 31, 2008 Common Class B [Member]	Dec. 31, 2008 Common Class B [Member] Sohu.com [Member]
Share Split and Issuances [Line Items]
Common stock, par or stated value per share, before stock split	$ 1.00
Common stock, par or stated value per share, after stock split	$ 0.01
Stock authorized during period, shares, stock splits	5,000,000
Stock issued during period, shares, stock splits	5,000,000
Stock outstanding during period, shares, stock splits	5,000,000
Ordinary shares, authorized	10,000,000	297,740,000	109,774,000			200,000,000			200,000,000	100,000,000	97,740,000		97,740,000	9,774,000
Ordinary shares, par value	$ 0.01	$ 0.01	$ 0.01			$ 0.01					$ 0.01
Ordinary shares, new issues					3,500,000										8,000,000
Ordinary shares, outstanding					8,500,000	21,494,000	20,733,000	17,250,000			84,290,000	84,290,000
Percentage of outstanding shares held by Sohu.com (Game) Limited					100.00%
Ordinary shares transferred to the company for cancellation				8,500,000